Note 11 - Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Quarterly Financial Information [Text Block]
1
1
.   SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following is a summary of unaudited quarterly results of operations for the years ended
March
31,
2020
and
2019:

	Quarter Ended
	June 30, 2019	September 30, 2019	December 31, 2019	March 31, 2020
Net sales	$40,975,320	$39,995,580	$28,150,817	$32,980,607
Gross profit (loss)	1,471,324	(782,650)	52,933	1,868,728
Net earnings (loss)	194,772	(1,544,137)	(881,003)	(3,018,842)
Basic	.03	(.22)	(.13)	(.43)
Diluted	.03	(.22)	(.13)	(.43)

	Quarter Ended
	June 30, 2018	September 30, 2018	December 31, 2018	March 31, 2019
Net sales	$48,193,318	$53,432,029	$43,326,080	$42,203,066
Gross profit	6,192,478	3,944,541	1,930,484	839,534
Net earnings (loss)	3,599,893	2,000,916	664,773	(1,165,658)
Basic (1)	.51	.29	.09	(.17)
Diluted (1)	.51	.29	.09	(.17)

(1)	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.